Summary of Significant Accounting Policies - Stock-Based Compensation (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Significant Account Policies [Line Items]
Current average expected forfeiture rate (percentage)	50.21%		50.21%		50.21%	50.21%
Equity Incentive 2007 Plan [Member]
Significant Account Policies [Line Items]
Expected term (in years)						5 years
Weighted average volatility (percentage)						54.96%
Weighted average risk free interest rate (percentage)						2.36%
Expected dividends						0.00%
Equity Incentive 2011 Plan [Member]
Significant Account Policies [Line Items]
Expected term (in years)	6 years	5 years	9 years	5 years	5 years	5 years
Weighted average volatility (percentage)	51.84%	54.93%	52.45%	54.93%	54.89%	55.05%
Weighted average risk free interest rate (percentage)	0.91%	0.76%	1.60%	0.76%	0.75%	1.84%
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%